Loss per Share (Tables)	6 Months Ended
Jun. 30, 2022
Loss per Share
Summary of profit or loss attributable to common equity holders adjusted by the amount of dividends on Series C Preferred Stock and dividends on Class A warrants

		From April 15
		2021 through
	June 30, 2022	June 30, 2021

Net income/(loss)	$1,062	$(1)
Less dividends on series C preferred stock	(471)	—
Less dividends on Class A warrants	(868)	—
Net loss attributed to common stockholders	$(277)	$(1)

Weighted average number of common stock, basic	25,691,205	500
Weighted average number of common stock, diluted	25,691,205	500

Loss per share, basic	$(0.01)	$(2)
Loss per share, diluted	$(0.01)	$(2)